UNITED STATES
			SECURITIES AND EXCHNGE COMMISSION
			 	       Washington,  D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby
represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Carol Roman
Title:	Administrative Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Carol Roman     New York, New York   FEB 09, 2000

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             72

Form 13F Information Table Value Total:		     209,869

                                                  FORM 13F INFORMATION TABLE

       VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------
--- ---- ------- ------------ -------- -------- -------
Abbott Laboratories        COM          002824100      421    11600 SH
SOLE                                      11600
America Online, Inc.      COM         02364J104      224     2950 SH
SOLE
2950
American Express Inc.    COM          025816109      358     2153 SH
SOLE                                       2153
American Home Products     COM      026609107     1065    27130 SH
SOLE                                      27130
American International Group   COM     026874107     4449    41142 SH
SOLE                                      41142
Applied Materials Inc.       COM      038222105     4991    39400 SH
 SOLE                                      39400
Automatic Data Processing    COM     053015103      776    14400 SH
SOLE                                      14400
Avalonbay Communities, Inc. SB COM     053373106      296     8543 SH
SOLE                                       8543
Bank of New York      COM           064057102     1938    48450 SH
SOLE                                      48450
Bellsouth Corp.          COM          079860102      360     7688 SH
SOLE
 7688
Bristol-Myers Squibb      COM         110122108      891    13884 SH
SOLE                                      13884
CBS Corporation         COM          12490K107     1159    18129 SH
SOLE                                      18129
Chevron Corp.            COM          166751107      243     2800 SH
 SOLE
2800
Cisco Systems           COM          17275R102    20256   189084 SH
SOLE                                     189084
Citigroup Inc.          COM          172967101     1586    28472 SH
SOLE
 28472
Coca-Cola Co.          COM            191216100     1333    22880 SH
SOLE
 22880
Costco Wholesale Corp.   COM         22160q102      613     6720 SH
SOLE                                       6720
Covance, Inc.           COM           222816100      718    66450 SH
SOLE
66450
Cox Communications, Inc.  COM    224044107     3203    62200 SH
SOLE                                      62200
Dayton Hudson Corp.       COM      239753106      352     4800 SH
SOLE
4800
EMC Corp.                 COM         268648102    12908   118150 SH
SOLE                                     118150
Eli Lilly & Co.           COM         532457108     1328    19975 SH
 SOLE
19975
Equity Residential Properties  COM    29476L107      882    20665 SH
SOLE                                      20665
Europe Fund, Inc.        COM       29874M103     1514    80200 SH
SOLE
80200
Exxon Mobil Corporation      COM      30231G102     2529    31397 SH
SOLE                                      31397
Fannie Mae             COM            313586109     3598    57625 SH
SOLE
57625
First Data Corp            COM         319963104     4747    96254 SH
 SOLE
96254
France Growth Fund, Inc.    COM       35177K108      882    57600 SH
SOLE                                      57600
GTE Corp.                COM           362320103      522     7400 SH
  SOLE
7400
General Electric         COM          369604103     8201    52995 SH
SOLE
52995
General Instruments Corp.(N/C  COM    370120107     7994    94050 SH
 SOLE                                      94050
Gillette Co. COM              375766102      548        13302 SH
SOLE
13302
Hewlett-Packard          COM           428236103      455     4000 SH
 SOLE
4000
Home Depot             COM            437076102     7456   108450 SH
SOLE                                     108450
Infinity Broadcasting Corp. Cl COM     45662S102     2703    74700 SH
SOLE                                      74700
Intel Corp.               COM         458140100     1754    21310 SH
SOLE
21310
International Business Machine COM      459200101    426     3950 SH
SOLE                                       3950
John Hancock Bank & Thrift Opp COM     409735107     1827   216480 SH
 SOLE                                     216480
Kansas City Southern Industrie COM      485170104     3430    45960 SH
SOLE                                      45960
Kent Electronics Corp. COM             490553104     2030    89250 SH
 SOLE                                      89250
Kimberly-Clark           COM          494368103      209     3200 SH
SOLE
3200
Lincare Holdings         COM         532791100     2494    71900 SH
SOLE
71900
Lucent Technologies Inc     COM       549463107     2730    36400 SH
SOLE                                      36400
MCI Worldcom, Inc.         COM         55268B106     4961    93490 SH
SOLE                                      93490
MSDW Emerging Markets Fund, In COM      61744G107    763    46756 SH
SOLE                                      46756
Manor Care, Inc. (N/C HCR Mano COM   421937103     1330    83135 SH
 SOLE                                      83135
Mattell, Inc.           COM           577081102      621    47290 SH
 SOLE
47290
Merck & Co, Inc.        COM          589331107     3566    53074 SH
SOLE
53074
Microsoft Corp.          COM          594918104     9410    80602 SH
SOLE
80602
Motorola Inc.              COM       620076109     3276    22250 SH
SOLE
22250
North Fork Bancorp, Inc.   COM        659424105      212    12212 SH
SOLE                                      12212
Omnicare, Inc.           COM          681904108     1144    95300 SH
 SOLE
95300
Omnicom Group, Inc.       COM         681919106     2620    26200 SH
SOLE                                      26200
Pepsico Inc.              COM         713448108      243     6900 SH
SOLE
6900
Pfizer Inc.               COM         717081103     5814   179225 SH
SOLE
179225
Procter & Gamble          COM         742718109     3239    29564 SH
 SOLE                                      29564
Quest Diagnostics, Inc.   COM         74834L100     3389   110890 SH
 SOLE                                     110890
Royal Dutch Petroleum     COM         780257804      212     3500 SH
SOLE                                       3500
S&P 400 Mid-Cap Dep. Recpt. COM       595635103     3208    39550 SH
SOLE                                      39550
Schlumberger Ltd.         COM         806857108      462     8240 SH
SOLE
8240
Scientific-Atlanta, Inc.    COM       808655104     5935   106225 SH
SOLE                                     106225
Scudder New Asia Fund, Inc.   COM     811183102      359    18100 SH
SOLE                                      18100
Seagate Technology       COM          811804103     3233    69425 SH
SOLE                                      69425
Staples Inc.              COM         855030102     2851   137400 SH
SOLE
137400
Symbol Technologies Inc.    COM       871508107    11379   179013 SH
SOLE                                     179013
Texaco Inc.             COM           881694103      271     4996 SH
 SOLE
4996
Texas Instruments, Inc.   COM         882508104     9899   102450 SH
SOLE                                     102450
Time Warner Inc.          COM         887315109     7134    98660 SH
SOLE                                      98660
Vodafone Airtouch PLC     COM          92857T107     4374    88360 SH
SOLE                                      88360
Wal-Mart Stores           COM         931142103     2816    40740 SH
SOLE                                      40740
Warner-Lambert Co.        COM         934488107      516     6300 SH
SOLE                                       6300
Xerox Corp.              COM         984121103      231    10200 SH
 SOLE
10200